CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 723,355	$ 835,469	$ 782,583
Cost of revenues	650,236	714,378	697,556
Gross profit	73,119	121,091	85,027
Selling, general and administrative expenses	73,877	81,218	60,206
Operating income (loss)	(758)	39,873	24,821
Other (income) expense	(2,200)	1,195	10,463
Interest expense	9,174	10,248	9,159
Loss on extinguishment of debt	509	0	921
Income (loss) before provision for income taxes	(8,241)	28,430	4,278
Provision (benefit) for income taxes	27,493	(15,203)	20,904
Net income (loss) from continuing operations	(35,734)	43,633	(16,626)
Net income (loss) from discontinued operations - Note 17	7,867	5,778	(5,345)
Net income (loss)	$ (27,867)	$ 49,411	$ (21,971)
Basic earnings (loss) per share
Income (loss) from continuing operations (in dollars per share)	$ (1.07)	$ 1.32	$ (0.51)
Income (loss) from discontinued operations (in dollars per share)	0.24	0.18	(0.17)
Diluted earning (loss) per share
Income (loss) from continuing operations (in dollars per share)	(1.07)	1.30	(0.51)
Income (loss) from discontinued operations (in dollars per share)	$ 0.24	$ 0.17	$ (0.17)
Weighted average shares outstanding
Basic (in shares)	33,418	33,040	32,334
Diluted (in shares)	33,418	33,581	32,334